CONVERTIBLE PROMISSORY NOTES PAYABLE (Details)	6 Months Ended
Jun. 30, 2019 CAD ($)
Notes to Financial Statements
Beginning balance	$ 648,851
Issuances	509,848
Repayments	(33,058)
Conversions to common shares	(414,009)
Interest accrued	(18,463)
Unrealized foreign exchange adjustment	(17,438)
Ending balance	$ 675,731